FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENT
Summary of assets measured or disclosed at fair value

Fair value measurement
at December 31, 2021
Quoted prices
in active
	Total fair	markets for	Significant other	Significant
	value at	identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2021	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Description
Liabilities
Contingent consideration	1,247	—	—	1,247

Total liabilities	1,247	—	—	1,247